UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS May 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE s
U.S. Government Agency Obligations - 57.3%
U.S. Agency Debentures - 57.3%
Federal Farm Credit Bank
0.300%, 06/01/2009 r	$248,500	$248,500
0.409%, 06/26/2009 r	150,000	149,994
0.350%, 07/01/2009 r	149,100	148,183
1.091%, 07/06/2009 r	48,500	48,500
0.320%, 07/21/2009 r	11,500	11,493
5.250%, 08/03/2009	40,700	40,981
Federal Home Loan Bank
0.380%, 06/01/2009 r	49,750	49,750
0.575%, 06/01/2009 r	100,000	100,000
0.570%, 06/01/2009 r	150,000	150,000
0.570%, 06/01/2009 r	199,500	199,500
0.610%, 06/01/2009 r	50,000	50,000
0.690%, 06/01/2009 r	149,750	149,750
0.730%, 06/01/2009 r	100,000	100,000
0.850%, 06/01/2009 r	200,000	200,000
0.890%, 06/01/2009 r	158,000	157,975
0.162%, 06/03/2009 	100,000	99,999
0.276%, 06/05/2009 	100,000	99,996
1.293%, 06/10/2009 r	63,000	63,021
5.250%, 06/12/2009	37,500	37,554
0.223%, 06/12/2009 	49,000	48,996
0.404%, 06/13/2009 r	99,700	99,700
0.239%, 06/21/2009 r	97,050	97,009
0.208%, 06/22/2009 r	100,000	100,000
0.236%, 06/28/2009 r	75,000	74,983
0.186%, 07/01/2009 	150,000	149,976
0.991%, 07/07/2009 r	64,000	64,002
0.964%, 07/10/2009 r	100,000	100,000
1.064%, 07/13/2009 r	150,000	150,076
1.039%, 07/14/2009 r	125,000	124,971
0.159%, 07/15/2009 	41,323	41,315
0.947%, 07/16/2009 r	110,000	109,996
0.169%, 07/24/2009 	150,000	149,962
0.942%, 07/26/2009 r	249,800	249,800
0.200%, 07/31/2009 	28,500	28,491
0.340%, 08/03/2009 	100,000	99,941
1.166%, 08/05/2009 r	330,000	330,000
0.210%, 08/07/2009 	80,345	80,314
0.748%, 08/08/2009 r	200,000	200,000
0.210%, 08/12/2009 	100,000	99,958
0.190%, 08/14/2009 	100,000	99,961
0.703%, 08/17/2009 r	99,500	99,471
0.635%, 08/20/2009 r	74,500	74,485
3.000%, 09/25/2009	20,000	20,163
0.333%, 10/23/2009 	125,000	124,835
0.580%, 02/24/2010	69,100	69,115
1.050%, 03/05/2010 ▼	175,925	175,843
1.100%, 03/16/2010	75,000	74,934
0.900%, 04/07/2010	75,000	74,962
0.875%, 04/15/2010	9,000	9,017
0.800%, 04/23/2010	99,250	99,250
0.820%, 04/28/2010	50,000	49,991
0.800%, 04/30/2010	100,000	100,000
0.625%, 06/10/2010	100,000	100,000
0.700%, 06/25/2010	99,800	99,800
0.720%, 06/28/2010	50,000	50,000
Federal Home Loan Mortgage Corporation
0.580%, 06/01/2009 r	150,000	150,000
0.342%, 06/01/2009 	200,000	200,000
0.337%, 06/08/2009 	100,000	99,993
0.266%, 06/08/2009 	26,450	26,448
0.337%, 06/08/2009 	11,543	11,542
0.243%, 06/08/2009 r	148,000	148,004
0.117%, 06/09/2009 	100,000	99,997
5.000%, 06/11/2009	215,164	215,437
0.360%, 06/15/2009 	100,000	99,985
0.360%, 06/15/2009 	100,000	99,985
0.521%, 06/15/2009 	47,400	47,390
0.401%, 06/17/2009 	18,000	17,997
0.305%, 06/18/2009 r	376,950	376,935
0.308%, 06/19/2009 r	250,000	249,910
0.436%, 06/22/2009 	75,000	74,980
0.289%, 06/22/2009 r	214,519	214,519
0.289%, 06/22/2009 r	100,000	100,000
1.699%, 06/23/2009 	75,000	74,920
0.214%, 06/23/2009 r	99,500	99,483
0.292%, 06/24/2009 	68,100	68,087
1.167%, 06/24/2009 	150,000	149,885
1.021%, 06/24/2009 	150,000	149,899
1.216%, 06/24/2009 	100,000	99,920
1.269%, 06/26/2009 	47,700	47,657
0.401%, 06/29/2009 	36,250	36,238
0.434%, 07/06/2009 	29,933	29,920
0.219%, 07/06/2009 r	119,000	118,942
0.435%, 07/10/2009 	50,000	49,976
0.149%, 07/13/2009 	50,000	49,991
1.039%, 07/13/2009 r	492,600	492,600
0.169%, 07/20/2009 	35,000	34,992
0.497%, 07/20/2009 	49,735	49,701
0.388%, 07/21/2009 	22,000	21,988
0.518%, 07/27/2009 	95,700	95,623
0.528%, 07/27/2009 	75,000	74,938
1.219%, 07/30/2009 r	200,000	200,000
0.185%, 08/17/2009 	125,000	124,951
0.201%, 09/08/2009 	21,900	21,888
0.630%, 09/03/2009 r	200,000	199,942
0.609%, 09/14/2009 	48,085	48,000
0.704%, 09/14/2009 	50,000	49,898
6.625%, 09/15/2009	139,750	141,783
0.201%, 09/21/2009 	125,000	124,922
0.705%, 09/21/2009 	75,000	74,837
0.221%, 09/25/2009 	24,145	24,128
0.231%, 09/28/2009 	231,600	231,424
0.226%, 09/28/2009 	231,645	231,473
4.750%, 11/03/2009	38,920	39,574
0.900%, 01/28/2010	100,000	100,000
0.980%, 02/04/2010	149,900	149,900
1.000%, 02/04/2010	100,000	100,000
1.300%, 03/30/2010	75,000	75,000
2.875%, 04/30/2010	20,000	20,406
Federal National Mortgage Association
0.430%, 06/01/2009 r	100,000	100,000
0.450%, 06/01/2009 r	75,000	75,000
0.450%, 06/01/2009 r	75,000	74,998
0.460%, 06/01/2009 r	225,000	224,982
0.515%, 06/01/2009 r	99,000	99,000
0.365%, 06/10/2009 	50,000	49,995
6.375%, 06/15/2009	100,000	100,225
0.477%, 06/17/2009 	50,000	49,989
0.210%, 06/17/2009 	50,000	49,995
0.210%, 06/17/2009 	44,444	44,440
3.125%, 06/18/2009	9,300	9,311
0.968%, 06/22/2009 	50,000	49,971
0.301%, 06/23/2009 	100,000	99,981
0.402%, 06/30/2009 	19,709	19,702
0.324%, 07/01/2009 	99,424	99,397
0.177%, 07/01/2009 	100,000	99,985
0.177%, 07/01/2009 	45,300	45,293
0.334%, 07/02/2009 	30,000	29,991
1.029%, 07/13/2009 r	245,000	244,973
0.188%, 07/15/2009 	33,588	33,580
0.159%, 07/16/2009 	78,100	78,084
2.292%, 07/20/2009 	75,000	74,765
0.398%, 07/22/2009 	12,900	12,893
0.299%, 07/27/2009 	44,412	44,391
0.913%, 07/28/2009 r	309,000	309,285
0.559%, 07/31/2009 	50,000	49,953
0.883%, 08/12/2009 r	499,500	498,730
0.170%, 08/12/2009 	96,102	96,069
0.563%, 09/02/2009 	50,000	49,928
0.572%, 09/02/2009 	100,000	99,853
0.573%, 09/09/2009 	100,000	99,842
6.625%, 09/15/2009	150,371	152,793
0.503%, 09/16/2009 	100,000	99,851
0.201%, 09/21/2009 	125,000	124,922
0.211%, 09/21/2009 	150,000	149,902
0.514%, 09/28/2009 	46,750	46,671
0.841%, 12/28/2009 	100,000	99,516
0.913%, 01/04/2010 	100,000	99,458
7.250%, 01/15/2010	300,000	311,675
2.375%, 05/20/2010	68,142	69,340
Tennessee Valley Authority
0.212%, 06/11/2009 	100,000	99,993
0.212%, 06/11/2009 	100,000	99,994
Total U.S. Government Agency Obligations
(Cost $16,131,237)		16,131,237

FDIC Insured Corporate Notes - 4.4%
Bank of America
1.104%, 07/29/2009 r	300,000	300,000
0.966%, 08/05/2009 r	300,000	300,000
0.750%, 10/16/2009	195,450	195,450
General Electric Capital
1.684%, 06/09/2009 r	150,000	150,000
1.207%, 07/08/2009 r	100,000	100,000
Goldman Sachs
1.466%, 06/17/2009 r	60,000	60,000
Regions Bank
1.713%, 06/11/2009 r	125,000	125,000
Total FDIC Insured Corporate Notes
(Cost $1,230,450)		1,230,450

FDIC Insured Commercial Paper - 2.3%
Citigroup Funding
0.227%, 06/09/2009 	200,000	199,989
0.244%, 07/10/2009 	300,000	299,919
0.237%, 08/19/2009 	150,000	149,921
Total FDIC Insured Commercial Paper
(Cost $649,829)		649,829

Repurchase Agreements - 37.7%
Bank of America
0.160%, dated 05/29/2009, matures 06/01/2009, repurchase price $460,515
(collateralized by various securities: Total market value $469,723)	460,509	460,509
Barclays Bank
0.170%, dated 05/29/2009, matures 06/01/2009, repurchase price $1,100,016
(collateralized by various securities: Total market value $1,122,000)	1,100,000	1,100,000
BNP Paribas
0.180%, dated 05/29/2009, matures 06/01/2009, repurchase price $4,000,060
(collateralized by various securities: Total market value $4,080,000)	4,000,000	4,000,000
Credit Suisse
0.170%, dated 05/29/2009, matures 06/01/2009, repurchase price $500,007
(collateralized by various securities: Total market value $510,004)	500,000	500,000
Goldman Sachs
0.170%, dated 05/29/2009, matures 06/01/2009, repurchase price $2,900,041
(collateralized by various securities: Total market value $2,958,000)	2,900,000	2,900,000
HSBC
0.150%, dated 05/29/2009, matures 06/01/2009, repurchase price $1,300,016
(collateralized by various securities: Total market value $1,326,005)	1,300,000	1,300,000
UBS Finance
0.130%, dated 05/29/2009, matures 06/01/2009, repurchase price $100,001
(collateralized by various securities: Total market value $102,001)	100,000	100,000
UBS Finance
0.140%, dated 05/29/2009, matures 06/01/2009, repurchase price $250,003
(collateralized by various securities: Total market value $255,001)	250,000	250,000
Total Repurchase Agreements
(Cost $10,610,509)		10,610,509

Investments Purchased with Proceeds from Securities Lending † - 0.0%
Repurchase Agreement - 0.0%
Credit Suisse
0.230%, dated 05/29/2009, matures 06/01/2009, repurchase price $3,075
(collateralized by various securities: Total market value $3,137)	3,075	3,075

Money Market Fund - 0.0%	SHARES
Dreyfus Treasury Prime Cash Management Fund Þ	210	—

Total Investments Purchased with Proceeds from Securities Lending - 0.0%
(Cost $3,075)		3,075
Total Investments ▲ - 101.7%
(Cost $28,625,100)		28,625,100
Other Assets and Liabilities, Net - (1.7)%		(490,785)
Total Net Assets - 100%		$28,134,315

s
Investment securities held (except for investments in other money market mutual funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined at least once per week using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. Investments in money market mutual funds are valued at their respective net asset values on the valuation date.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the period ended May 31, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

r	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2009. The date shown is the next reset date.
	Discounted security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of
May 31, 2009.
▼	This security or a portion of this security was out on loan at May 31, 2009. Total loaned securities had a value of $3,010 at May 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act of 1940.

Þ	Due to the presentation of the financial statements in thousands, the value of this investment rounds to zero.
▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $28,625,100. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
	Level 1 - Quoted prices in active markets for identical assets	$ —
	Level 2 - Other significant observable inputs	28,625,100
	Level 3 - Significant unobservable inputs	—
	Total	$ 28,625,100

Schedule of INVESTMENTS May 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE s

Commercial Paper - 24.3%
Asset- Backed ■ - 12.6%
Atlantic Asset Securitization
0.300%, 06/02/2009	$50,000	$50,000
0.300%, 06/02/2009	23,500	23,500
0.300%, 06/08/2009	40,000	39,998
0.280%, 06/09/2009	48,500	48,497
0.310%, 06/09/2009	50,000	49,996
0.270%, 06/11/2009	50,000	49,996
0.500%, 07/01/2009	60,000	59,975
0.500%, 07/17/2009	100,000	99,936
Barton Capital
0.650%, 06/01/2009	99,089	99,089
0.300%, 06/03/2009	50,000	49,999
0.500%, 07/02/2009	75,000	74,968
Bryant Park Funding
0.330%, 06/04/2009	35,537	35,536
0.650%, 06/10/2009	50,000	49,992
0.250%, 06/15/2009	31,903	31,900
0.250%, 06/23/2009	16,058	16,055
Chariot Funding
0.200%, 06/01/2009	27,300	27,300
0.200%, 06/02/2009	51,000	51,000
0.200%, 06/04/2009	75,004	75,003
0.200%, 06/05/2009	51,013	51,012
0.550%, 06/08/2009	25,000	24,997
Fairway Finance
0.320%, 06/01/2009	52,309	52,309
0.650%, 06/01/2009	50,000	50,000
0.300%, 06/02/2009	75,000	74,999
0.240%, 06/03/2009	40,000	39,999
0.300%, 06/10/2009	52,723	52,719
0.320%, 06/15/2009	50,000	49,994
0.570%, 07/01/2009	33,000	32,984
0.500%, 07/06/2009	17,500	17,491
0.500%, 07/08/2009	50,000	49,974
Falcon Asset Securitization
0.550%, 06/09/2009	57,000	56,993
Liberty Street Funding
0.280%, 06/01/2009	75,000	75,000
0.300%, 06/08/2009	24,000	23,999
0.300%, 06/11/2009	50,000	49,996
0.250%, 06/12/2009	25,000	24,998
0.600%, 06/24/2009	50,000	49,981
Old Line Funding
0.650%, 06/01/2009	43,000	43,000
Sheffield Receivables
0.300%, 06/04/2009	50,000	49,999
0.270%, 06/16/2009	30,000	29,997
0.600%, 06/19/2009	35,000	34,989
0.550%, 07/01/2009	70,000	69,968
Starbird Funding
0.300%, 06/03/2009	46,302	46,301
1.300%, 06/05/2009	25,000	24,996
0.700%, 07/02/2009	25,000	24,985
0.700%, 07/07/2009	37,000	36,974
0.750%, 07/10/2009	30,000	29,976
0.700%, 07/14/2009	50,000	49,958
0.750%, 07/21/2009	50,000	49,948
0.600%, 07/27/2009	55,000	54,949
0.550%, 07/29/2009	50,000	49,956
0.550%, 08/06/2009	50,000	49,950
Straight-A Funding
0.250%, 06/16/2009	25,294	25,291
0.310%, 07/06/2009	50,000	49,985
0.500%, 08/07/2009	50,000	49,953
0.430%, 08/10/2009	31,795	31,768
0.430%, 08/14/2009	50,000	49,956
0.430%, 08/17/2009	50,000	49,954
0.430%, 08/17/2009	20,866	20,847
0.390%, 08/18/2009	50,000	49,958
0.390%, 08/25/2009	100,000	99,908
0.390%, 08/25/2009	25,000	24,977
0.390%, 08/25/2009	50,000	49,954
Thames Asset Global Securitization
0.250%, 06/05/2009	75,000	74,998
0.250%, 06/05/2009	50,000	49,999
0.550%, 07/07/2009	53,399	53,370
0.550%, 07/13/2009	16,305	16,294
0.600%, 07/17/2009	98,070	97,995
0.600%, 07/17/2009	56,660	56,617
Thunder Bay Funding
0.650%, 06/01/2009	60,000	60,000
0.300%, 06/04/2009	40,000	39,999
0.280%, 06/08/2009	75,000	74,996
0.600%, 06/12/2009	50,000	49,991
0.550%, 07/01/2009	50,104	50,081
Windmill Funding
0.520%, 06/15/2009	71,790	71,775
0.660%, 07/20/2009	52,500	52,453
		3,607,250
Non Asset-Backed - 11.7%
Abbey National
0.150%, 06/04/2009	100,000	99,999
Allianz
0.250%, 06/01/2009 ■	22,000,	22,000
0.230%, 06/05/2009 ■	27,000	26,999
0.230%, 06/10/2009 ■	43,500	43,497
BNP Paribas
0.760%, 06/09/2009	75,000	74,987
0.570%, 07/23/2009	25,000	24,979
Commonwealth Bank of Australia
0.750%, 06/09/2009	50,000	49,992
0.630%, 07/01/2009	100,000	99,947
Danske Bank
0.800%, 06/24/2009 ■	85,000	84,957
0.750%, 07/06/2009 ■	50,000	49,963
1.413%, 07/17/2009 ■ Δ	100,000	100,000
1.542%, 07/27/2009 ■ Δ	100,000	100,000
0.410%, 08/14/2009 ■	50,000	49,958
1.403%, 08/18/2009 ■ Δ	100,000	100,000
Eksportfinans
0.250%, 06/26/2009 ■	100,000	99,983
ING
0.550%, 06/17/2009	50,000	49,988
0.670%, 07/23/2009	75,000	74,927
Johnson & Johnson
0.150%, 06/12/2009	200,000	199,991
Natixis
0.170%, 06/01/2009	100,000	100,000
0.230%, 06/02/2009	100,000	99,999
0.240%, 06/02/2009	125,000	124,999
Nordea Bank
1.130%, 07/06/2009	50,000	49,945
Rabobank
0.150%, 06/01/2009	100,000	100,000
Santander Centro Hispanico
0.950%, 07/02/2009	100,000	99,918
0.950%, 08/27/2009	50,000	49,885
Societe Generale
0.580%, 08/04/2009	75,000	74,923
0.920%, 08/07/2009	150,000	149,743
0.830%, 08/24/2009	65,000	64,874
Total Capital
0.180%, 06/01/2009 ■	500,000	500,000
UBS
0.200%, 06/01/2009	50,000	50,000
0.930%, 06/15/2009	100,000	99,964
0.880%, 06/22/2009	100,000	99,949
0.835%, 07/06/2009	100,000	99,919
0.840%, 08/25/2009	100,000	99,802
Westpac Bank
0.850%, 06/08/2009 ■	50,000	49,992
0.950%, 07/06/2009 ■	100,000	99,908
		3,365,987
Total Commercial Paper
(Cost $6,973,237)		6,973,237

U.S. Government Agency Obligations - 22.6%
U.S. Agency Debentures - 22.6%
Federal Farm Credit Bank
0.409%, 06/26/2009 Δ	150,000	149,994
Federal Home Loan Bank
0.530%, 06/01/2009 Δ	200,000	200,000
0.535%, 06/01/2009 Δ	199,700	199,700
0.650%, 06/01/2009 Δ	149,750	149,750
0.690%, 06/01/2009 Δ	100,000	100,000
0.870%, 06/01/2009 Δ	150,000	150,000
0.404%, 06/13/2009 Δ	100,000	100,000
1.064%, 07/13/2009 Δ	245,000	245,133
1.039%, 07/14/2009 Δ	125,000	124,971
0.942%, 07/26/2009 Δ	250,000	250,000
1.166%, 08/05/2009 Δ	330,000	330,000
0.886%, 08/10/2009 Δ	150,000	149,987
0.791%, 08/19/2009 Δ	100,000	99,975
0.720%, 12/10/2009	50,000	50,000
1.050%, 03/05/2010	150,000	149,930
1.100%, 03/16/2010 ʘ	75,000	74,934
0.900%, 04/07/2010	100,000	99,983
Federal Home Loan Mortgage Corporation
0.540%, 06/01/2009 Δ	150,000	150,000
1.244%, 06/03/2009 Δ	200,000	199,941
0.308%, 06/19/2009 Δ	172,800	172,738
0.436%, 06/22/2009 ʘ	75,000	74,980
0.495%, 07/13/2009 ʘ	96,000	95,944
1.039%, 07/13/2009 Δ	500,000	500,000
1.219%, 07/30/2009 Δ	300,000	300,000
0.573%, 09/01/2009 ʘ	150,000	149,782
0.573%, 09/02/2009 ʘ	100,000	99,853
0.980%, 02/04/2010	150,000	150,000
1.000%, 02/04/2010	100,000	100,000
Federal National Mortgage Association	100,000
0.420%, 06/01/2009 Δ	100,000	99,997
0.475%, 06/01/2009 Δ	100,000	100,000
0.968%, 06/22/2009 ʘ	100,000	99,941
0.177%, 07/01/2009 ʘ	100,000	99,985
1.029%, 07/13/2009 Δ	250,000	249,972
0.509%, 07/29/2009 ʘ	50,000	49,959
0.883%, 08/12/2009 Δ	700,000	699,215
0.501%, 08/17/2009 ʘ	100,000	99,893
0.551%, 08/17/2009 ʘ	100,000	99,882
0.573%, 09/01/2009 ʘ	100,000	99,854
0.841%, 12/21/2009 ʘ	150,000	149,298
Total U.S. Government Agency Obligations
(Cost $6,465,591)		6,465,591

Certificates of Deposit - 19.8%
Abbey National
1.000%, 08/11/2009	100,000	100,002
1.024%, 08/28/2009 Δ	75,000	75,000
Allied Irish Bank
2.250%, 06/12/2009	50,000	50,000
Bank of Ireland
2.580%, 06/02/2009	75,000	75,000
Bank of Montreal
0.300%, 06/16/2009	100,000	100,000
Bank of Nova Scotia
0.000%, 06/30/2009	50,000	50,000
1.207%, 08/06/2009 Δ	125,000	125,000
0.950%, 10/02/2009	100,000	100,000
0.880%, 10/23/2009	100,000	100,000
0.960%, 06/01/2010	50,000	50,000
Barclays
0.920%, 06/12/2009 Δ	50,000	50,000
1.740%, 06/24/2009	100,000	100,000
1.180%, 07/01/2009	100,000	100,000
1.622%, 07/15/2009	150,000	150,000
1.760%, 10/16/2009	100,000	100,000
1.100%, 11/20/2009	35,000	35,000
BNP Paribas
0.890%, 06/18/2009	75,000	75,000
0.740%, 07/06/2009	50,000	50,002
0.740%, 08/20/2009	100,000	100,000
0.630%, 09/01/2009	75,000	75,000
0.880%, 09/21/2009	100,000	100,000
Calyon
1.000%, 06/04/2009	100,000	100,000
1.000%, 06/12/2009	100,000	100,000
0.850%, 06/19/2009	100,000	100,000
0.580%, 09/15/2009	50,000	50,000
0.650%, 10/15/2009	50,000	50,000
0.600%, 11/23/2009	125,000	125,000
Credit Suisse
1.090%, 06/15/2009	150,000	150,001
Deustche Bank
1.457%, 06/25/2009 Δ	150,000	150,000
0.600%, 07/06/2009	100,000	100,000
0.620%, 07/22/2009	100,000	100,000
Lloyds TSB
1.570%, 06/05/2009	70,000	70,000
0.364%, 06/08/2009 Δ	100,000	100,000
0.800%, 06/17/2009	125,000	125,000
1.740%, 06/17/2009	100,000	100,000
1.450%, 10/21/2009	25,000	25,000
National Australia Bank
0.560%, 07/14/2009	150,000	150,000
0.850%, 11/09/2009	75,000	75,000
Nordea Bank
1.450%, 06/19/2009	75,000	75,000
1.110%, 08/07/2009	100,000	100,000
1.300%, 05/19/2010	110,000	110,000
Rabobank
0.830%, 06/11/2009	125,000	125,000
0.750%, 06/15/2009	75,000	75,000
0.850%, 08/03/2009	150,000	150,000
0.850%, 06/01/2010	75,000	75,000
Royal Bank of Canada
1.508%, 07/01/2009 Δ	65,500	65,500
Royal Bank of Scotland
0.530%, 07/20/2009	75,000	75,000
0.700%, 08/20/2009	75,000	75,000
Societe Generale
0.530%, 08/07/2009	100,000	100,000
0.550%, 08/13/2009	60,000	60,000
0.680%, 09/01/2009	74,000	74,000
Svenska Handelsbanken
0.940%, 06/11/2009	50,000	50,000
0.700%, 06/23/2009	75,000	75,000
1.000%, 07/06/2009	110,000	110,000
1.100%, 08/11/2009	100,000	100,000
Toronto Dominion Bank
1.154%, 08/17/2009 Δ	150,000	150,000
1.000%, 09/04/2009	150,000	150,000
UBS
0.966%, 08/05/2009 Δ	100,000	100,000
Westpac Bank
1.170%, 08/13/2009 Δ	150,000	150,000
0.906%, 08/14/2009 Δ	100,000	100,000
1.000%, 09/04/2009	100,000	100,000
Total Certificates of Deposit
(Cost $5,674,505)		5,674,505

Corporate Notes - 15.1%
3M
7.139%, 12/14/2009 ■	150,000	153,486
Bank of America
1.397%, 07/03/2009 Δ ∞	100,000	100,000
1.207%, 08/06/2009 Δ ∞	100,000	100,000
Bank of Nova Scotia
1.419%, 07/09/2009 ■ Δ	130,000	129,999
Bayerische Landesbank
0.500%, 06/24/2009 Δ	175,000	175,001
Bear Stearns
1.392%, 07/16/2009 Δ	105,000	105,090
BP Capital Markets
1.433%, 06/11/2009 Δ	149,000	149,000
Commonwealth Bank of Australia
1.397%, 07/03/2009 ■ Δ	59,000	59,000
1.266%, 08/05/2009 ■ Δ	75,000	75,000
1.157%, 08/07/2009 ■ Δ	150,000	150,000
General Electric Capital
0.422%, 06/09/2009 Δ ∞	200,000	200,000
Hartford Life Global Funding
0.788%, 06/01/2009 Δ ∞	100,000	100,000
HSBC
1.559%, 07/14/2009 Δ	100,000	100,000
ING Bank
1.620%, 06/16/2009 ■ Δ	75,000	75,000
1.496%, 06/26/2009 ■ Δ	75,000	75,000
JP Morgan Chase
0.359%, 06/26/2009 Δ	25,000	24,996
Lloyds TSB
1.286%, 08/07/2009 ■ Δ	100,000	100,000
MetLife Global Funding
1.706%, 06/12/2009 ■ Δ ∞	100,000	100,000
National Australia Bank
1.507%, 06/08/2009 ■ Δ	99,000	99,023
1.507%, 06/08/2009 ■ Δ	21,000	20,991
1.507%, 06/08/2009 ■ Δ	125,000	125,000
1.424%, 08/10/2009 ■ Δ	28,600	28,662
Nordea Bank
1.449%, 07/24/2009 ■ Δ	125,000	125,029
1.449%, 07/24/2009 ■ Δ	99,000	99,000
Pricoa Global Funding
1.210%, 08/13/2009 ■ Δ ∞	50,000	50,000
Procter & Gamble
1.314%, 06/09/2009 Δ	75,000	75,000
5.300%, 07/06/2009 ■	31,825	31,958
0.996%, 08/07/2009 Δ	71,900	71,900
1.224%, 08/08/2009 Δ	90,000	90,000
1.046%, 08/19/2009 Δ	30,000	30,019
Rabobank
1.176%, 08/11/2009 ■ Δ	150,000	150,000
Royal Bank of Canada
1.183%, 08/17/2009 ■ Δ	124,000	124,000
Royal Bank of Scotland
1.720%, 06/15/2009 ■ Δ	159,000	159,000
Svenska Handelsbanken
1.462%, 07/27/2009 ■ Δ	149,000	149,000
Toyota Motor Credit
0.620%, 06/01/2009 Δ	100,000	100,000
0.670%, 06/01/2009 Δ	100,000	100,000
0.610%, 06/12/2009 Δ	112,500	112,502
Wal-Mart Stores
5.748%, 06/01/2009	100,000	100,000
6.875%, 08/10/2009	22,000	22,225
5.750%, 06/01/2018	200,000	209,241
Wells Fargo
0.511%, 06/06/2009 Δ	100,000	100,000
0.494%, 06/15/2009 ■ Δ	100,000	100,000
Westpac Bank
1.402%, 07/21/2009 ■ Δ	75,000	75,000
Total Corporate Notes
(Cost $4,319,122)		4,319,122

FDIC Insured Corporate Notes - 3.3%
Bank of America
1.104%, 07/29/2009 Δ	300,000	300,000
0.750%, 10/16/2009	195,450	195,450
General Electric Capital
1.684%, 06/09/2009 Δ	150,000	150,000
1.207%, 07/08/2009 Δ	100,000	100,000
Goldman Sachs
1.466%, 06/17/2009 Δ	65,000	65,000
Regions Bank
1.713%, 06/11/2009 Δ	125,000	125,000
Total FDIC Insured Corporate Notes
(Cost $935,450)		935,450

Master Note 0.7%
Bank of America
0.520%, 06/01/2009 Δ
(Cost $200,000)	200,000	200,000

Time Deposit - 0.3%
KBC Bank
0.160%, 06/01/2009
(Cost $79,106)	79,106	79,106

Money Market Funds - 2.6%	SHARES
DWS Money Market Fund
0.367%, 06/01/2009	364,396	364,396
Goldman Sachs Money Market Fund
0.432%, 06/01/2009	375,018	375,018
Total Money Market Funds
(Cost $739,414)		739,414

Repurchase Agreements - 12.6%	PAR
Bank of America
0.150%, dated 05/29/2009, matures 06/01/2009, repurchase price $1,302,577 (collateralized by various U.S. Government Agency Obligations: Total market value $1,328,612)	$1,302,561	1,302,561
Bank of America
0.160%, dated 05/29/2009, matures 06/01/2009, repurchase price $639,498 (collateralized by various U.S. Government Agency Obligations: Total market value $652,281)	639,491	639,491
Barclays Capital
0.160%, dated 05/29/2009, matures 06/01/2009, repurchase price $1,650,022 (collateralized by various U.S. Government Agency Obligations: Total market value $1,683,000)	1,650,000	1,650,000
Total Repurchase Agreements
(Cost $3,592,052)		3,592,052

Total Investments ▲ - 101.3%
(Cost $28,978,477)		28,978,477
Other Assets and Liabilities, Net - (1.3)%		(361,356)
Total Net Assets 100.0%		$28,617,121

s
Investment securities held (except for investments in other money market mutual funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors.  Investments in money market mutual funds are valued at their respective net asset values on the valuation date.   If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.  The difference between aggregate market value and aggregate amortized cost of all securities in the fund exceeded 0.25% but was below 0.50%, from October 2, 2008 through October 6, 2008.  The fund’s board of directors was notified of this difference and on October 7, 2008, an affiliate of the fund’s advisor purchased from the fund, a receivable related to the fund’s redemption of Reserve Primary Fund shares.  As a result of such purchase, the difference between the aggregate market price and the amortized cost of all securities held in the fund returned to less than 0.25%.

■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers".  As of May 31, 2009 , the value of these investments was $7,188,655 or 25.1% of total net assets

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2009. The date shown is the next reset date.

ʘ	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of May 31, 2009.

∞
Illiquid Security - A security is considered to be illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of May 31, 2009 the value of these investments was $650,000 or 2.3% of total net assets.

▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $28,978,477. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7.  Generally, amortized cost approximates the current fair value of a security but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund’s investments were classified as follows:

Investments in Securities
Level 1 - Quoted prices in active markets for identical assets	$739,414
Level 2 – Other significant observable inputs	28,239,063
Level 3 – Significant unobservable inputs	—
Total	$28,978,477

Schedule of INVESTMENTS     May 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE s

Municipal Bonds - 95.7%
Arizona - 1.0%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Lloyds TSB)
0.320%, 06/05/2009 Δ	$11,000	$11,000
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.300%, 06/05/2009 Δ	870	870
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.320%, 06/05/2009 Δ	8,700	8,700
		20,570
Arkansas - 0.3%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.350%, 06/05/2009 Δ	6,390	6,390

California - 4.1%
Alameda-Contra Costa Schools Financing Authority, Series K (Certificate of Participation) (LOC: KBC Bank)
0.300%, 06/05/2009 Δ	4,900	4,900
California Infrastructure & Economic Development Bank, Goodwill Industries Orange County (LOC: Wells Fargo Bank)
0.200%, 06/05/2009 Δ	1,465	1,465
California State Economic Recovery, Series C-11 (General Obligation) (LOC: BNP Paribas)
0.080%, 06/05/2009 Δ	38,640	38,640
California Statewide Communities Development Authority, Retirement Housing Foundation (LOC: KBC Bank)
0.120%, 06/05/2009 Δ	18,000	18,000
California Statewide Communities Development Authority, Sweep Loan Program, Series B (LOC: Citibank)
0.200%, 06/05/2009 Δ	9,850	9,850
Los Angeles Wastewater System Revenue, Series A (LOC: Bank of Nova Scotia)
0.100%, 06/05/2009 Δ	7,400	7,400
		80,255
Colorado - 1.5%
Aurora Children's Hospital, Series C (LOC: Wells Fargo Bank)
0.230%, 06/05/2009 Δ	5,885	5,885
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.320%, 06/05/2009 Δ	4,885	4,885
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
0.300%, 06/05/2009 Δ	1,200	1,200
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
0.320%, 06/05/2009 Δ	4,850	4,850
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
0.320%, 06/05/2009 Δ	1,500	1,500
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.320%, 06/05/2009 Δ	7,025	7,025
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.300%, 06/05/2009 Δ	3,350	3,350
		28,695
District of Columbia - 0.2%
District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.270%, 06/05/2009 Δ	3,695	3,695

Florida - 2.8%
Broward County Educational Facilities Authority, Nova Southeastern University, Series A (LOC: Bank of America)
0.260%, 06/01/2009 Δ	9,400	9,400
Dade County Industrial Development Authority, Dolphins Stadium Project, Series B (LOC: Societe Generale)
0.300%, 06/05/2009 Δ	5,500	5,500
Dade County Industrial Development Authority, Dolphins Stadium Project, Series D (LOC: Societe Generale)
0.300%, 06/05/2009 Δ	5,000	5,000
Jacksonville Health Facilities Authority, Baptist Hospital Revenue, Series C (LOC: Bank of America)
0.260%, 06/01/2009 Δ	4,365	4,365
Lakeland Energy System, Series A (LOC: BNP Paribas)
0.140%, 06/05/2009 Δ	20,400	20,400
Miami-Dade County Industrial Development Authority, American Public Media Group (LOC: Northern Trust)
0.250%, 06/05/2009 Δ	8,000	8,000
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.520%, 06/05/2009 Δ	2,040	2,040
		54,705
Idaho - 0.1%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
0.400%, 06/05/2009 Δ	2,670	2,670

Illinois - 14.8%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.150%, 06/01/2009 Δ	38,350	38,350
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.100%, 06/01/2009 Δ	5,185	5,185
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.100%, 06/01/2009 Δ	11,450	11,450
Chicago Wastewater Transmission, Subseries C-1 (LOC: Harris Bank)
0.300%, 06/01/2009 Δ	12,000	12,000
Chicago Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.300%, 06/01/2009 Δ	10,500	10,500
Cook County (General Obligation)
3.000%, 08/03/2009	5,000	5,012
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.480%, 06/05/2009 Δ	13,900	13,900
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.330%, 06/05/2009 Δ	6,700	6,700
Illinois Development Finance Authority (LOC: Northern Trust)
0.400%, 06/05/2009 Δ	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.200%, 06/05/2009 Δ	4,500	4,500
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
0.350%, 06/05/2009 Δ	3,875	3,875
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.430%, 06/05/2009 Δ	6,255	6,255
Illinois Development Finance Authority, Mount Caramel High School Project (LOC: JPMorgan Chase Bank)
0.430%, 06/05/2009 Δ	3,000	3,000
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
0.350%, 06/05/2009 ■ Δ	4,475	4,475
Illinois Development Finance Authority, St. Paul's House Project (LOC: LaSalle Bank)
0.480%, 06/05/2009 Δ	4,725	4,725
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
0.350%, 06/05/2009 Δ	3,200	3,200
Illinois Educational Facilities Authority, Field Museum (LOC: Northern Trust)
0.300%, 06/05/2009 ■ Δ	1,800	1,800
Illinois Finance Authority, Chicago Horticultural Project (LOC: JPMorgan Chase Bank)
0.430%, 06/05/2009 Δ	9,000	9,000
Illinois Finance Authority, Lake Forest College (LOC: Northern Trust)
0.430%, 06/05/2009 Δ	2,500	2,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
0.350%, 06/05/2009 Δ	2,300	2,300
Illinois Finance Authority, North Park University Project (LOC: JPMorgan Chase Bank)
0.220%, 06/05/2009 Δ	13,000	13,000
Illinois Finance Authority, Northwest Community Hospital, Series B (LOC: Wells Fargo Bank)
0.180%, 06/05/2009 Δ	3,510	3,510
Illinois Finance Authority, Northwest Community Hospital, Series C (LOC: Wells Fargo Bank)
0.180%, 06/05/2009 Δ	6,910	6,910
Illinois Finance Authority, Northwestern University, Series B
0.580%, 05/29/2010 Δ	31,900	31,900
Illinois Finance Authority, Proctor Hospital, Series B (LOC: JPMorgan Chase Bank)
0.250%, 06/05/2009 Δ	2,750	2,750
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
0.370%, 06/05/2009 Δ	21,050	21,050
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
0.370%, 06/05/2009 Δ	6,755	6,755
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.440%, 06/01/2009 Δ	10,900	10,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.430%, 06/05/2009 Δ	2,000	2,000
Illinois Finance Authority, Rush University Medical Center, Series A (LOC: Northern Trust)
0.200%, 06/05/2009 Δ	11,000	11,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.350%, 06/05/2009 Δ	4,580	4,580
Illinois Finance Authority, Wesleyan University (LOC: Northern Trust)
0.200%, 06/05/2009 Δ	7,360	7,360
Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.300%, 06/05/2009 Δ	10,400	10,400
McCook Revenue, St. Andrew Society, Series B (LOC: Northern Trust)
0.250%, 06/05/2009 Δ	1,700	1,700
Naperville Heritage YMCA Group (LOC: Citibank)
0.340%, 06/05/2009 Δ	6,700	6,700
		292,742
Indiana - 4.2%
Indiana Development Finance Authority, Educational Facilities (LOC: Bank One)
0.350%, 06/05/2009 ■ Δ	4,000	4,000
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.200%, 06/05/2009 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.270%, 06/05/2009 Δ	7,395	7,395
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series I (LOC: Wells Fargo Bank)
0.200%, 06/05/2009 Δ	3,600	3,600
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series J (LOC: Wells Fargo Bank)
0.200%, 06/05/2009 Δ	4,000	4,000
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.320%, 06/05/2009 Δ	6,800	6,800
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.250%, 06/01/2009 Δ	4,900	4,900
Indiana Finance Authority, Environmental Revenue (LOC: Royal Bank of Scotland)
0.320%, 06/05/2009 Δ	2,900	2,900
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.200%, 06/05/2009 Δ	6,975	6,975
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.320%, 06/05/2009 Δ	7,650	7,650
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.320%, 06/05/2009 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.320%, 06/05/2009 Δ	4,625	4,625
Indiana Health Facilities Financing Authority, Major Hospital Project (LOC: JPMorgan Chase Bank)
0.400%, 06/05/2009 Δ	15,000	15,000
		82,870
Iowa - 3.3%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.250%, 06/01/2009 Δ	17,780	17,780
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
0.250%, 06/01/2009 Δ	16,730	16,730
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.300%, 06/05/2009 Δ	850	850
Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.320%, 06/05/2009 Δ	8,550	8,550
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.320%, 06/05/2009 Δ	12,000	12,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.320%, 06/05/2009 Δ	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.250%, 06/01/2009 Δ	3,000	3,000
		64,410
Kansas - 0.5%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.350%, 06/05/2009 Δ	7,960	7,960
Wamego Pollution Control, Utilicorp Project (LOC: Bank of America)
0.350%, 06/05/2009 Δ	2,300	2,300
		10,260
Kentucky - 0.8%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-1 (LOC: JPMorgan Chase Bank)
0.200%, 06/01/2009 Δ	8,070	8,070
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.300%, 06/05/2009 Δ	7,655	7,655
		15,725
Maryland - 2.3%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.320%, 06/05/2009 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
0.320%, 06/05/2009 Δ	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.320%, 06/05/2009 Δ	20,245	20,245
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.300%, 06/05/2009 Δ	21,250	21,250
		46,195
Massachusetts - 4.4%
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.180%, 06/05/2009 Δ	5,000	5,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.180%, 06/05/2009 Δ	9,555	9,555
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
0.300%, 06/05/2009 Δ	5,250	5,250
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.330%, 06/05/2009 Δ	4,000	4,000
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.070%, 06/05/2009 Δ	17,450	17,450
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.100%, 06/05/2009 Δ	26,275	26,275
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.220%, 06/05/2009 Δ	3,785	3,785
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.100%, 06/05/2009 Δ	8,650	8,650
Massachusetts State Health & Educational Facilities Authority, Series R-10414 (SPA: Citibank)
0.380%, 06/05/2009 ■ Δ	7,550	7,550
		87,515
Michigan - 0.8%
Michigan Higher Educational Facilities Authority, Albion College (LOC: JPMorgan Chase Bank)
0.250%, 06/05/2009 Δ	5,125	5,125
University of Michigan (Commercial Paper)
0.200%, 08/05/2009	10,000	10,000
		15,125
Minnesota - 10.4%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.350%, 06/05/2009 Δ	14,505	14,505
Minneapolis (General Obligation)
5.000%, 12/01/2009	6,000	6,127
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
0.140%, 06/05/2009 Δ	28,000	28,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B1 (LOC: Bank of New York)
0.200%, 06/05/2009 ■ Δ	28,000	28,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B2 (LOC: Bank of New York)
0.160%, 06/05/2009 ■ Δ	33,475	33,475
Minnesota State (General Obligation)
5.000%, 08/01/2009	8,000	8,053
5.000%, 08/01/2009	10,445	10,504
5.000%, 10/01/2009	6,500	6,586
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
0.330%, 06/05/2009 Δ	8,700	8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.200%, 06/01/2009 Δ	1,750	1,750
University of Minnesota, Series A
0.150%, 06/05/2009 Δ	18,300	18,300
University of Minnesota, Series A (Commercial Paper)
0.300%, 07/08/2009	15,000	15,000
University of Minnesota, Series B (Commercial Paper)
0.400%, 07/01/2009	3,000	3,000
0.350%, 07/07/2009	7,000	7,000
0.300%, 07/08/2009	7,330	7,330
University of Minnesota, Series C (Commercial Paper)
0.300%, 07/06/2009	10,000	10,000
		206,330
Missouri - 1.8%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.330%, 06/05/2009 Δ	6,695	6,695
Missouri State Health & Educational Facilities, Children's Mercy Hospital, Series A (LOC: UBS)
0.350%, 06/05/2009 Δ	3,630	3,630
Missouri State Health & Educational Facilities, Children's Mercy Hospital, Series B (LOC: UBS)
0.350%, 06/05/2009 Δ	9,605	9,605
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.250%, 06/01/2009 Δ	16,290	16,290
		36,220
Montana - 0.4%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.300%, 06/01/2009 Δ	6,760	6,760
Montana State Department of Transportation, Highway 93 Construction
3.500%, 06/01/2009	1,120	1,120
		7,880
Nevada - 1.1%
Reno (LOC: Bank of New York)
0.250%, 06/01/2009 Δ	22,300	22,300

New Hampshire - 0.5%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.320%, 06/05/2009 Δ	8,820	8,820

New Jersey - 3.7%
Hudson County Improvement Authority (LOC: Bank of New York)
0.210%, 06/05/2009 Δ	14,335	14,335
Mercer County Improvement Authority, Atlantic Foundation Project (LOC: Bank of America)
0.220%, 06/01/2009 Δ	4,745	4,745
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
0.190%, 06/05/2009 Δ	18,720	18,720
New Jersey Economic Development Authority, Cedar Crest Village, Series B (LOC: Sovereign Bank) (LOC: Bank of New York)
0.190%, 06/05/2009 Δ	23,000	23,000
Salem County Pollution Control Financing Authority (Commercial Paper)
0.600%, 06/02/2009	8,000	8,000
Salem County Pollution Control Financing Authority, Series B2 (LOC: Bank of Nova Scotia)
0.280%, 06/05/2009 Δ	5,000	5,000
		73,800
New York - 4.9%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.150%, 06/05/2009 Δ	19,150	19,150
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.150%, 06/05/2009 Δ	23,875	23,875
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.150%, 06/05/2009 Δ	8,800	8,800
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.150%, 06/05/2009 Δ	6,900	6,900
New York, Subseries E5 (General Obligation) (LOC: JPMorgan Chase Bank)
0.250%, 06/01/2009 Δ	4,400	4,400
0.250%, 06/01/2009 Δ	4,500	4,500
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
0.220%, 06/05/2009 Δ	800	800
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
0.150%, 06/05/2009 Δ	4,300	4,300
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.240%, 06/05/2009 Δ	23,500	23,500
		96,225
North Carolina - 1.9%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wachovia Bank)
0.350%, 06/05/2009 Δ	12,300	12,300
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.320%, 06/05/2009 Δ	190	190
North Carolina Medical Care Community Health Care Facilities, University Health System, Series B1 (LOC: Branch Banking & Trust)
0.220%, 06/05/2009 Δ	4,900	4,900
Wake County, Escrowed to Maturity (General Obligation)
3.500%, 10/15/2009 §	16,000	16,106
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.270%, 06/05/2009 Δ	3,500	3,500
		36,996
North Dakota - 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
0.600%, 06/05/2009 Δ	3,600	3,600

Ohio - 1.2%
Akron, Bath, & Copley, Summa Health Systems, Series B (LOC: Bank One)
0.360%, 06/05/2009 Δ	5,900	5,900
Richland County Health Care Facilities, Wesleyan, Series B (LOC: JPMorgan Chase Bank)
0.350%, 06/05/2009 Δ	1,280	1,280
Rickenbacker Port Authority Capital Funding
0.590%, 06/05/2009 ■ Δ	6,560	6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
0.320%, 06/05/2009 Δ	10,095	10,095
		23,835
Oklahoma - 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
0.400%, 06/05/2009 Δ	2,420	2,420

Oregon - 2.7%
Clackamas County Hospital Facilities Authority, Senior Living Facility, Mary's Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
0.370%, 06/05/2009 Δ	20,615	20,615
Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
0.200%, 06/05/2009 Δ	8,600	8,600
Oregon State, Series A (General Obligation)
3.000%, 06/30/2009	25,000	25,025
		54,240
Pennsylvania - 4.7%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy, Series A (LOC: Barclays Bank)
0.350%, 06/05/2009 Δ	7,400	7,400
Butler County Hospital Authority, Butler Health Systems, Series A (LOC: Branch Banking & Trust)
0.220%, 06/05/2009 Δ	4,500	4,500
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.320%, 06/05/2009 Δ	3,000	3,000
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.320%, 06/05/2009 Δ	4,350	4,350
0.320%, 06/05/2009 Δ	14,120	14,120
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Lloyds TSB)
0.320%, 06/05/2009 Δ	7,985	7,985
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Lloyds TSB)
0.320%, 06/05/2009 Δ	34,200	34,200
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotiabank)
0.320%, 06/05/2009 Δ	3,075	3,075
Pennsylvania State, Series 11056 (General Obligation)
0.390%, 06/05/2009 ■ Δ	3,775	3,775
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
0.320%, 06/05/2009 Δ	10,940	10,940
		93,345
Rhode Island - 0.8%
Rhode Island Health & Educational Building Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
0.320%, 06/05/2009 Δ	11,035	11,035
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.350%, 06/05/2009 Δ	4,750	4,750
		15,785
South Carolina - 4.6%
Beaufort County School District (General Obligation) (INS: SCSDE)
2.500%, 11/06/2009	31,000	31,125
Lexington County, School District #1 (General Obligation) (INS: SCSDE)
1.750%, 08/20/2009	20,000	20,054
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series A (LOC: Branch Banking & Trust)
0.220%, 06/05/2009 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.310%, 06/05/2009 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.270%, 06/05/2009 Δ	4,000	4,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis)
0.340%, 06/05/2009 Δ	25,000	25,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis)
0.340%, 06/05/2009 Δ	5,000	5,000
		91,179
Tennessee - 1.5%
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.340%, 06/05/2009 Δ	5,000	5,000
Clarksville Public Building Authority, Morristown Loans (LOC: Bank of America)
0.260%, 06/01/2009 Δ	18,450	18,450
Sevier County Public Building Authority, Series A-5 (LOC: KBC Bank)
0.220%, 06/01/2009 Δ	6,560	6,560
		30,010
Texas - 7.3%
Brownsville Independent School District, Series 1059-B (General Obligation) (INS: PSF-Guaranteed)
0.420%, 06/05/2009 ■ Δ	1,840	1,840
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF Guaranteed)
0.340%, 06/05/2009 ■ Δ	895	895
HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
0.350%, 06/05/2009 Δ	3,000	3,000
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
0.380%, 06/05/2009 Δ	5,200	5,200
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.320%, 06/05/2009 Δ	3,300	3,300
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
0.340%, 06/05/2009 ■ Δ	4,900	4,900
Leander Independent School District, Series R-11662 (General Obligation) (INS: PSF-Guaranteed)
0.390%, 06/05/2009 ■ Δ	3,750	3,750
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.420%, 06/05/2009 Δ	16,455	16,455
Texas State
3.000%, 08/28/2009	52,500	52,671
University of Texas (Commercial Paper)
0.250%, 07/06/2009	15,000	15,000
University of Texas, Series A
0.100%, 06/05/2009 Δ	22,670	22,670
0.070%, 06/05/2009 Δ	14,955	14,955
		144,636
Virginia - 3.3%
Fairfax County Economic Development Authority, Greenspring, Series B (LOC: Wachovia Bank)
0.320%, 06/05/2009 Δ	4,430	4,430
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B
4.000%, 10/01/2009	60,000	60,296
Virginia College Building Authority Educational Facilities, Shenandoah University Project (LOC: Branch Banking & Trust)
0.200%, 06/01/2009 Δ	1,300	1,300
		66,026
Washington - 1.3%
King County School District (General Obligation) (INS: School Bond Guaranty)
4.000%, 06/01/2009	4,750	4,750
Washington State (General Obligation)
0.390%, 06/05/2009 ■ Δ	2,790	2,790
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.250%, 06/01/2009 Δ	2,770	2,770
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
0.320%, 06/05/2009 Δ	7,620	7,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
0.450%, 06/05/2009 Δ	5,730	5,730
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.320%, 06/05/2009 Δ	1,000	1,000
Washington State, Pre-refunded 07/01/2009 @ 100, Series A (General Obligation)
5.625%, 07/01/2009 ◊	2,000	2,007
		26,667
Wisconsin - 1.8%
Pleasant Prairie Pollution Control (LOC: Wells Fargo Bank)
0.350%, 06/05/2009 Δ	2,200	2,200
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.300%, 06/05/2009 Δ	855	855
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty Trust)
0.320%, 06/05/2009 Δ	8,000	8,000
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.430%, 06/05/2009 Δ	21,750	21,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.320%, 06/05/2009 Δ	3,300	3,300
		36,105
Wyoming - 0.4%
Converse County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.250%, 06/05/2009 Δ	2,730	2,730
Lincoln County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.250%, 06/05/2009 Δ	3,200	3,200
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclays Bank)
0.290%, 06/05/2009 Δ	2,700	2,700
		8,630
Total Municipal Bonds
(Cost $1,896,871)		1,896,871

U.S. Government Agency Obligation - 2.4%
Federal Home Loan Bank
0.071%, 06/01/2009 ʘ
(Cost $47,142)	47,142	47,142
Total Investments ▲ - 98.1%
(Cost $1,944,013)		1,944,013
Other Assets and Liabilities, Net - 1.9%		37,024
Total Net Assets - 100.0%		$1,981,037

s
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the period ended May 31, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%

r	Variable Rate Security – the rate shown is the rate in effect as of May 31, 2009. The date shown is the next reset date.

■
Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers”. As of May 31, 2009, the value of these investments was $103,810 or 5.2% of total net assets.

§
Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¸	Pre-refunded issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of May 31, 2009.

▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $1,944,013. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
INS – Insured
LOC – Letter of Credit
PSF – Permanent School fund
SCSDE – South Carolina School District Enhancement Program
SPA – Standby Purchase Agreement

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are publicly traded mutual funds with quoted prices.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund’s investments were classified as follows:

Investments
in
Securities
Level 1 – Quoted prices in active markets for identical assets	$—
Level 2 – Other significant observable inputs	1,944,013
Level 3 – Significant unobservable inputs	—
Total	$1,944,013

Schedule of INVESTMENTS May 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE s

U.S. Treasury Obligations - 42.0%
U.S. Treasury Bills U
1.262%, 06/04/2009	$1,100,000	$1,099,884
0.221%, 06/25/2009	350,000	349,948
0.333%, 07/02/2009	450,000	449,871
0.285%, 07/09/2009	150,000	149,955
0.297%, 07/16/2009	250,000	249,907
0.632%, 07/30/2009	275,000	274,715
0.427%, 08/06/2009	500,000	499,609
0.376%, 10/08/2009	500,000	499,326
0.436%, 10/22/2009	450,000	449,221
0.392%, 11/19/2009	950,000	948,232
0.464%, 04/01/2010	400,000	398,433
0.465%, 04/08/2010	150,000	149,397
0.523%, 05/06/2010	200,000	199,015
Total U.S. Treasury Obligations
(Cost $5,717,513)		5,717,513

FDIC Insured Corporate Notes - 4.8%
Bank of America
1.361%, 06/15/2009 r	50,000	50,125
0.330%, 07/01/2009	350,000	349,991
1.104%, 07/29/2009 r	50,000	50,080
General Electric Capital
1.684%, 06/09/2009 r	200,000	201,795
1.207%, 07/08/2009 r	9,200	9,226
Total FDIC Insured Corporate Notes
(Cost $661,217)		611,092

FDIC Insured Commercial Paper - 2.2%
Citigroup Funding
0.530%, 08/11/2009	150,000	149,926
0.580%, 08/19/2009	150,000	149,921
Total FDIC Insured Commercial Paper
(Cost $299,847)		299,847

Repurchase Agreements - 51.0%
Bank of America
0.150%, dated 05/29/2009, matures 06/01/2009, repurchase price $297,443
(collateralized by U.S. Treasury Obligations: Total market value $303,388)	297,439	297,439
Calyon
0.190%, dated 05/29/2009, matures 06/01/2009, repurchase price $1,500,024
(collateralized by U.S. Treasury Obligations: Total market value $1,530,000)	1,500,000	1,500,000
Credit Suisse
0.200%, dated 05/29/2009, matures 06/12/2009, repurchase price $500,083
(collateralized by U.S. Treasury Obligations: Total market value $510,002) ∞	500,000	500,000
Deutsche Bank
0.160%, dated 05/29/2009, matures 06/01/2009, repurchase price $2,750,037
(collateralized by U.S. Treasury Obligations: Total market value $2,805,000)	2,750,000	2,750,000
Greenwich Capital
0.160%, dated 05/29/2009, matures 06/01/2009, repurchase price $1,100,015
(collateralized by U.S. Treasury Obligations: Total market value $1,122,004)	1,100,000	1,100,000
Greenwich Capital
0.180%, dated 05/29/2009, matures 06/22/2009, repurchase price $500,078
(collateralized by U.S. Treasury Obligations: Total market value $510,001) ∞	500,000	500,000
HSBC
0.140%, dated 05/29/2009, matures 06/01/2009, repurchase price $300,004
(collateralized by U.S. Treasury Obligations: Total market value $306,002)	300,000	300,000
Total Repurchase Agreements
(Cost $6,947,439)		6,947,439

Total Investments ▲ - 100.0%
(Cost $13,626,016)		13,575,891
Other Assets and Liabilities, Net - (0.0)%		46,260
Total Net Assets - 100.0%		$13,622,151

s
Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined at least once per week using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis.  If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take.  During the period ended May 31, 2009 the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.
U	Yield shown is the effective yield as of May 31, 2009.
r	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2009. The date shown is the next reset date.
∞
Illiquid Security - A security is considered to be illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of May 31, 2009 the value of these investments was $1,000,000 or 7.3% of total net assets.

▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $13,626,016.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
	Level 1 - Quoted prices in active markets for identical assets	$ —
	Level 2 - Other significant observable inputs	13,575,891
	Level 3 - Significant unobservable inputs	—
	Total	$ 13,575,891

Schedule of INVESTMENTS May 31, 2009 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE s

U.S. Treasury Obligations - 98.4%
U.S. Treasury Bills U
0.261%, 06/04/2009	$127,533	$127,530
0.155%, 06/11/2009	207,390	207,381
0.194%, 06/18/2009	25,000	24,998
0.213%, 06/24/2009	63,937	63,928
0.153%, 06/25/2009	51,440	51,435
0.225%, 07/02/2009	61,175	61,163
0.194%, 07/09/2009	88,817	88,799
0.141%, 07/16/2009	25,000	24,995
0.166%, 07/30/2009	130,000	129,965
0.242%, 08/06/2009	99,875	99,831
0.156%, 08/13/2009	16,771	16,766
0.220%, 08/27/2009	44,074	44,050
0.419%, 09/03/2009	5,429	5,423
0.445%, 09/10/2009	15,000	14,981
0.180%, 09/15/2009	7,652	7,648
0.345%, 09/17/2009	10,000	9,990
0.202%, 10/01/2009	15,000	14,990
0.245%, 10/08/2009	53,215	53,168
0.301%, 10/15/2009	12,304	12,290
0.273%, 10/22/2009	2,204	2,202
0.305%, 11/05/2009	7,494	7,484
0.264%, 11/12/2009	10,000	9,988
0.314%, 11/19/2009	9,291	9,277
0.288%, 11/27/2009	10,000	9,986
0.339%, 12/17/2009	20,000	19,962
0.442%, 04/01/2010	893	890

Total U.S. Treasury Obligations		1,119,120
(Cost $1,119,120)

Money Market Fund - 1.6%	SHARES
Goldman Sachs Financial Square Treasury Instruments Fund
(Cost $18,536)	18,536,062	18,536
Total Investments ▲ - 100.0%
(Cost $1,137,656)		1,137,656
Other Assets and Liabilities, Net - 0.0%		(130)
Total Net Assets - 100.0%		$1,137,526

s
Investment securities held (except for investment in other money market mutual funds) are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the fund are determined at least once per week using prices supplied by the fund's independent pricing services. These values are then compared to the securities' amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund's board of directors. Investments in money market mutual funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund's administrator will notify the fund's board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the period ended May 31, 2009, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

U	Yield shown is the effective yield as of May 31, 2009.
▲
On May 31, 2009, the cost of investments for federal income tax purposes was approximately $1,137,656.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
	Level 1 - Quoted prices in active markets for identical assets	$ 18,536
	Level 2 - Other significant observable inputs	1,119,120
	Level 3 - Significant unobservable inputs	—
	Total	$ 1,137,656

Item 2. Controls and Procedures.

(a)   The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act"), are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)    There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:   /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009